Orchard Series Fund
                             8515 East Orchard Road
                            Englewood, Colorado 80111

June 22, 1998

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:  Orchard Series Fund - Orchard Value Fund
                Certification Pursuant to Rule 497(j) under the Securities Act of 1933
                File Nos. 333-09217 and 811-07735

Ladies and Gentlemen:

        In lieu of filing the form of prospectus and Statement of Additional Information for Orchard Series Fund (the Fund) pursuant to paragraph (c ) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that:

        (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c ) of rule 497 does not differ from that contained in post-effective amendment no. 4 to the Fund's registration statement on Form N-4, the most recent amendment to the Fund's registration statement; and

        (2) the text of post-effective amendment no. 4 to the Fund's registration statement on Form N-4, the most recent amendment to the Fund's registration statement has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 1, 1998.

        If you should have any questions regarding the foregoing, please contact the undersigned at (303) 689-3817

Orchard Series Fund
(Registrant)

/s/ Beverly A. Byrne

Beverly A. Byrne
Secretary